Segment Information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Schedule of operating revenue segments
Metal Cutting, Revenue	$ 165,640	$ 22,529	$ 274,290	$ 48,184	$ 138,560	$ 34,572
Metal Cutting, Costs			183,208	35,596	42,946	71,308
Metal Cutting, Margin			91,082	12,588	95,614	(36,736)
License Fees, Revenue	23,333	23,333	46,666	96,666	243,332	146,666
License Fees, Costs
License Fees, Margin			46,666	96,666	243,332	146,666
Unit Sales, Revenue						1,855,000
Unit Sales, Costs						658,637
Unit Sales, Margin						1,196,363
Total Revenue	188,973	45,862	320,956	144,850	381,892	2,036,238
Direct costs	117,733	14,322	183,208	35,596	42,946	729,945
Gross Profit	$ 71,240	$ 31,540	$ 137,748	$ 109,254	$ 338,946	$ 1,306,293